Advances from Customers	6 Months Ended
Dec. 31, 2022
Advances from Customers [Abstract]
ADVANCES FROM CUSTOMERS

NOTE 15 – ADVANCES FROM CUSTOMERS

Advance from customers as of December 31, 2022 and June 30, 2022 consisted of the following:

	December 31, 2022	June 30, 2022
Senior care services	$1,950,352	$1,769,289
Housekeeping services	263,495	481,783
Total	$2,213,847	$2,251,072

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were $1,950,352 and $1,769,289 as of December 31, 2022 and June 30, 2022, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $263,495 and $481,783 as of December 31, 2022 and June 30, 2022, respectively, which will be recognized as housekeeping services revenue within 12 months.